Debt (Tables)	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Schedule of Short-Term Debt
Short-term debt is comprised of the following:

	Principal Amount
(In $ millions)	June 30, 2023	December 31, 2022
PPL Delivery Financing	62.0	60.0
Hayfin Term Loan Facility	25.0	20.0
New DNB Facility	20.0	20.0
$350m Convertible Bonds	—	350.0
Principal Outstanding	107.0	450.0
Hayfin Facility Back-End Fee	0.5	0.4
New DNB Facility Back-End Fee	0.4	0.4
Deferred Finance Charges (3)	(10.0)	(4.9)
Carrying Value Short-Term Debt (1)	97.9	445.9

Schedule of Long-Term Debt
Long-term debt is comprised of the following:

	Principal Amount
(In $ millions)	June 30, 2023	December 31, 2022
PPL Delivery Financing	577.6	609.6
Keppel Delivery Financing	259.2	259.2
$250m Convertible Bonds	250.0	—
$150m Secured Bonds	150.0	—
New DNB Facility	145.0	130.0
Hayfin Term Loan Facility	118.9	134.0
Principal Outstanding	1,500.7	1,132.8
PPL Delivery Financing Back-End Fee	26.0	26.0
Keppel Delivery Financing Back-End Fee	13.5	13.5
New DNB Facility Back-End Fee	2.9	2.6
Hayfin Facility Back-End Fee	2.4	2.8
Effective Interest Rate Adjustments (2)	16.5	19.8
Deferred Finance Charges (3)	(20.3)	(6.4)
Carrying Value Long-Term Debt (1)	1,541.7	1,191.1

(1) Carrying amounts in the table above include, where applicable, deferred financing fees and certain interest adjustments to allow for variations in interest payments to be straight lined.

(2) Effective interest rate adjustments relate to the Keppel Delivery Financing Facility, PPL Delivery Financing Facility and new DNB Facility, all of which have variations in base interest rates throughout their terms.
(3) As at June 30, 2023, deferred finance charges include the unamortized legal and bank fees associated with the new DNB facility, amended Hayfin Term Loan Facility, $250.0 million Convertible Bond, $150.0 million Secured Bond, the unamortized extension fee associated with the amended PPL Delivery Financing Facility as well as the debt issuance cost associated with the fair value of the Share Lending Agreement (see Note 21 - Common Shares).

Schedule of Maturities of Debt	At June 30, 2023 the scheduled maturities of our debt were as follows:

Maturities
(In $ millions)
2023	50.0
2024	114.0
2025	870.9
2026	322.8
Thereafter	250.0
Total principal debt	1,607.7